UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 98.1%

Biotechnology — 6.1%
86	Affymetrix, Inc. (a)	$4,609
97	Gen-Probe, Inc. (a)	3,781
		8,390
Commercial Services & Supplies — 3.8%
115	Labor Ready, Inc. (a)	2,369
140	Resources Connection, Inc. (a)	2,783
		5,152
Communications Equipment — 8.4%
123	ADC Telecommunications, Inc. (a)	2,243
155	Emulex Corp. (a)	2,935
92	F5 Networks, Inc. (a)	4,696
13	Powerwave Technologies, Inc. (a)	122
111	Tekelec (a)	1,516
		11,512
Computers & Peripherals — 5.2%
118	Apple Computer, Inc. (a)	4,686
118	Seagate Technology (a)	2,500
		7,186
Diversified Financial Services — 2.0%
82	GATX Corp.	2,746
Electrical Equipment — 2.3%
100	Thomas & Betts Corp. (a)	3,088
Food Products — 2.0%
91	Hormel Foods Corp.	2,690
Health Care Equipment & Supplies — 7.4%
40	Dade Behring Holdings, Inc.	2,647
110	Kyphon, Inc. (a)	3,159
40	Millipore Corp. (a)	2,070
149	Thoratec Corp. (a)	2,227
		10,103
Hotels, Restaurants & Leisure — 6.4%
49	Boyd Gaming Corp.	2,585
97	Domino’s Pizza, Inc.	2,216
97	Jack in the Box, Inc. (a)	4,036
		8,837
Household Durables — 3.0%
24	Black & Decker Corp.	2,061
90	Tupperware Corp.	2,032
		4,093
Internet Software & Services — 4.4%
139	aQuantive, Inc. (a)	2,136
257	DoubleClick, Inc. (a)	2,116
51	Infospace, Inc. (a)	1,730
		5,982
Leisure Equipment & Products — 1.7%
109	Marvel Enterprises, Inc. (a)	2,328
Machinery — 2.9%
50	Bucyrus International, Inc.	1,798
60	Joy Global, Inc.	2,241
		4,039
Media — 2.7%
50	Getty Images, Inc. (a)	3,757
Multiline Retail — 1.8%
195	Big Lots, Inc. (a)	2,466
Pharmaceuticals — 4.8%
69	Connetics Corp. (a)	1,528
52	Kos Pharmaceuticals, Inc. (a)	2,984
92	MGI Pharma, Inc. (a)	2,132
		6,644

Semiconductors & Semiconductor Equipment — 9.4%
103	Lam Research Corp. (a)	3,169
346	LSI Logic Corp. (a)	2,548
192	Nvidia Corp. (a)	5,207
83	Photronics, Inc. (a)	1,921
		12,845
Software — 11.7%
220	Activision, Inc. (a)	3,471
89	Autodesk, Inc.	3,523
72	Filenet Corp. (a)	2,003
60	Macromedia, Inc. (a)	2,635
31	MicroStrategy, Inc. (a)	1,699
98	THQ, Inc. (a)	2,730
		16,061
Specialty Retail — 6.1%
147	American Eagle Outfitters	4,149
91	Cabela’s, Inc., Class A (a)	1,884
41	Guitar Center, Inc. (a)	2,359
		8,392
Textiles, Apparel & Luxury Goods — 3.1%
147	Coach, Inc. (a)	4,275
Wireless Telecommunication Services — 2.9%
169	Nextel Partners, Inc., Class A (a)	4,014
	Total Common Stocks (Cost $98,569)	134,600

SHORT-TERM INVESTMENTS — 1.9%
Investment Companies — 1.9%
2,688	JPMorgan Prime Money Market Fund (b) (Cost $2,688)	2,688

Total Investments — 100.0%
(Cost $101,257)		137,288
Other Liabilities in Excess of Assets — (0.0)% (g)		(53)
Net Assets — 100.0%		$137,235

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$37,968
Aggregate gross unrealized depreciation		(1,937)
Net unrealized appreciation/depreciation		$36,031

Federal income tax cost of investments		$101,257

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 93.6%
Aerospace & Defense — 1.8%
48	BE Aerospace, Inc. (a)	$696
44	Teledyne Technologies, Inc. (a)	1,382
		2,078
Biotechnology — 2.5%
95	Amylin Pharmaceuticals, Inc. (a)	1,520
52	CuraGen Corp. (a)	224
88	InterMune, Inc. (a)	1,059
		2,803
Building Products — 1.8%
51	Griffon Corp. (a)	1,011
102	Jacuzzi Brands, Inc. (a)	1,046
		2,057
Capital Markets — 1.4%
79	Investment Technology Group, Inc. (a)	1,550
Chemicals — 1.4%
116	Hercules, Inc. (a)	1,596
Commercial Banks — 2.2%
20	Banner Corp.	523
14	City Holding Co.	480
6	Mercantile Bank Corp.	249
15	Midwest Banc Holdings, Inc.	304
9	Park National Corp.	947
		2,503
Commercial Services & Supplies — 0.3%
20	Hudson Highland Group, Inc. (a)	317
Communications Equipment — 4.5%
487	3Com Corp. (a)	1,784
164	Andrew Corp. (a)	2,175
125	Powerwave Technologies, Inc. (a)	1,141
		5,100
Computers & Peripherals — 1.0%
293	McData Corp., Class A (a)	1,116
Construction & Engineering — 1.5%
77	McDermott International, Inc. (a)	1,644
Containers & Packaging — 1.3%
76	Longview Fibre Co.	1,516
Diversified Financial Services — 1.2%
20	Bancorp, Inc. (The) (a)	321
116	eSpeed, Inc., Class A (a)	994
		1,315
Electric Utilities — 1.8%
83	Allegheny Energy, Inc. (a)	2,002
Electrical Equipment — 1.9%
104	General Cable Corp. (a)	1,453
133	Power-One, Inc. (a)	728
		2,181
Electronic Equipment & Instruments — 0.9%
33	Littelfuse, Inc. (a)	978

Energy Equipment & Services — 3.5%
158	Global Industries Ltd. (a)	1,354
113	Newpark Resources, Inc. (a)	687
161	Parker Drilling Co. (a)	919
18	SEACOR Holdings, Inc. (a)	1,016
		3,976
Food Products — 2.5%
65	Chiquita Brands International, Inc.	1,899
28	Flowers Foods, Inc.	898
		2,797
Gas Utilities — 1.1%
52	Southern Union Co. (a)	1,277
Health Care Equipment & Supplies — 1.4%
103	Orthologic Corp. (a)	418
77	Thoratec Corp. (a)	1,150
		1,568
Health Care Providers & Services — 4.5%
70	Health Net, Inc. (a)	2,386
49	Per-Se Technologies, Inc. (a)	930
237	Service Corp. International	1,793
		5,109
Hotels, Restaurants & Leisure — 1.8%
115	Alliance Gaming Corp. (a)	1,499
29	Steak N Shake Co. (The) (a)	591
		2,090
Household Durables — 2.5%
64	Furniture Brands International, Inc.	1,287
58	Interface, Inc., Class A (a)	446
87	La-Z-Boy, Inc.	1,157
		2,890
Insurance — 2.7%
23	Great American Financial Resources, Inc.	390
60	Ohio Casualty Corp.	1,428
18	Presidential Life Corp.	268
81	USI Holdings Corp. (a)	944
		3,030
Internet Software & Services — 2.0%
74	Internet Security Systems (a)	1,638
72	Saba Software, Inc. (a)	291
102	Selectica, Inc. (a)	323
		2,252
IT Services — 1.7%
43	Certegy, Inc.	1,596
69	Edgewater Technology, Inc. (a)	299
		1,895
Leisure Equipment & Products — 1.8%
77	K2, Inc. (a)	966
75	Oakley, Inc.	1,098
		2,064
Machinery — 0.9%
71	Titan International, Inc.	1,055
Media — 4.5%
49	Entercom Communications Corp. (a)	1,633
54	Valassis Communications, Inc. (a)	1,863
83	Westwood One, Inc.	1,650
		5,146
Metals & Mining — 0.5%
26	Metals USA, Inc. (a)	557

Oil, Gas & Consumable Fuels — 3.1%
65	OMI Corp.	1,257
52	Tesoro Corp.	2,245
		3,502
Pharmaceuticals — 1.1%
59	First Horizon Pharmaceutical Corp. (a)	1,110
51	Guilford Pharmaceuticals, Inc. (a)	128
		1,238
Real Estate — 4.6%
39	AMLI Residential Properties Trust (REIT)	1,124
64	Capital Lease Funding, Inc. (REIT)	704
110	Crescent Real Estate EQT Co. (REIT)	2,030
85	Inland Real Estate Corp. (REIT)	1,326
		5,184
Restaurants — 1.5%
43	CEC Entertainment, Inc. (a)	1,727
Road & Rail — 1.8%
85	Swift Transportation Co., Inc. (a)	2,077
Semiconductors & Semiconductor Equipment — 4.8%
106	Axcelis Technologies, Inc. (a)	703
88	Nvidia Corp. (a)	2,385
459	Vitesse Semiconductor Corp. (a)	1,147
95	Zoran Corp. (a)	1,172
		5,407
Software — 6.5%
42	Advent Software, Inc. (a)	843
181	Informatica Corp. (a)	1,552
98	NetIQ Corp. (a)	1,083
71	NYFIX, Inc. (a)	358
104	Synopsys, Inc. (a)	1,872
104	Wind River Systems, Inc. (a)	1,699
		7,407
Specialty Retail — 9.3%
40	Abercrombie & Fitch Co.	2,276
28	Cato Corp. (The), Class A	805
87	PEP Boys-Manny Moe & Jack	1,158
84	RadioShack Corp.	2,121
133	Restoration Hardware, Inc. (a)	938
47	Tiffany & Co.	1,460
56	Zale Corp. (a)	1,759
		10,517
Thrifts & Mortgage Finance — 1.4%
112	NewAlliance Bancshares, Inc.	1,546
Tobacco — 0.5%
105	Star Scientific, Inc. (a)	608
Wireless Telecommunication Services — 2.1%
171	Ubiquitel, Inc. (a)	1,184
58	UNOVA, Inc. (a)	1,183
		2,367
	Total Common Stocks (Cost $88,920)	106,042

SHORT-TERM INVESTMENTS — 6.3%
Investment Companies — 6.3%
7,174	JPMorgan Prime Money Market Fund (b) (Cost $7,174)	7,174

Total Investments — 99.9%
(Cost $96,094)		113,216
Other Assets Less Liabilities — 0.1%		135
Net Assets — 100.0%		$113,351

REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$20,307
Aggregate gross unrealized depreciation		(3,185)
Net unrealized appreciation/depreciation		$17,122

Federal income tax cost of investments		$96,094

Undiscovered Managers REIT Fund

Schedule of Portfolio Investments

As of May 31,2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 93.4%
Apartments — 17.7%
27	AMLI Residential Properties Trust	$765
38	Apartment Investment & Management Co.	1,410
56	Archstone-Smith Trust	2,070
42	BRE Properties, Inc.	1,630
93	Camden Property Trust	4,784
98	Equity Residential	3,515
21	Essex Property Trust, Inc.	1,680
54	Gables Residential Trust	1,981
47	GMH Communities Trust	635
167	Mid-America Apartment Communities, Inc.	6,780
25	Post Properties, Inc.	804
62	Town & Country Trust (The)	1,705
		27,759
Diversified — 10.8%
79	Capital Automotive Real Estate Investment Trust	2,841
33	Colonial Properties Trust	1,326
33	Cousins Properties, Inc.	935
114	Duke Realty Corporate	3,513
22	Lexington Corp. Properties Trust	497
130	Liberty Property Trust	5,360
1	Mission West Properties, Inc.	10
78	Washington Real Estate Investment Trust	2,417
		16,899
Health Care — 0.7%
19	Healthcare Realty Trust, Inc.	743
11	Ventas, Inc.	325
		1,068
Hotels — 6.2%
56	Eagle Hospitality Properties Trust, Inc.	511
369	Host Marriott Corp.	6,184
88	Innkeepers USA Trust	1,185
162	Intercontinental Hotels Group plc (ADR)	1,893
-(h)	Strategic Hotel Capital, Inc.	6
		9,779
Office — 18.5%
165	Arden Realty, Inc.	5,659
35	Boston Properties, Inc.	2,344
83	Brandywine Realty Trust	2,346
43	CarrAmerica Realty Corp.	1,490
53	Equity Office Properties Trust	1,720
73	Kilroy Realty Corp.	3,276
104	Mack-Cali Realty Corp.	4,590
58	Maguire Properties, Inc.	1,511
96	Prentiss Properties Trust	3,326
26	SL Green Realty Corp.	1,586
60	Trizec Properties, Inc.	1,171
		29,019
Paper Products — 0.6%
19	Rayonier, Inc.	987

Real Estate Management & Development — 0.7%
102	Henderson Land Development Co., Ltd (ADR)	466
123	Henderson Land Development Co., Ltd (s)	559
-(h)	NTT Urban Development Corp. (t)	151
		1,176
Regional Malls — 13.6%
184	General Growth Properties, Inc.	7,162
89	Pennsylvania Real Estate Investment Trust	3,929
148	Simon Property Group, Inc.	10,200
		21,291
Shopping Centers — 11.4%
25	Equity One, Inc.	535
78	Federal Realty Investment Trust	4,295
147	Heritage Property Investment Trust	4,760
101	Kimco Realty Corp.	5,805
56	New Plan Excel Realty Trust	1,519
26	Weingarten Realty Investors	984
		17,898
Storage — 4.8%
81	Extra Space Storage, Inc.	1,161
73	Public Storage, Inc.	4,365
30	Shurgard Storage Centers, Inc.	1,305
38	U-Store-It Trust	713
		7,544
Warehouse/Industrial — 8.4%
90	Centerpoint Properties Trust	3,750
99	First Potomac Realty Trust	2,231
177	Prologis	7,245
		13,226
	Total Common Stocks (Cost $120,131)	146,646

PREFERRED STOCKS — 0.1%
Apartments — 0.1%
5	Apartment Investment & Management Co., Class V 8.00% (Cost $128)	127

SHORT-TERM INVESTMENTS — 6.1%
Investment Companies — 6.1%
9,551	JPMorgan Prime Money Market Fund (b) (Cost $9,551)	9,551

Total Investments — 99.6%
(Cost $129,810)		156,324
Other Assets Less Liabilities — 0.4%		701
Net Assets — 100.0%		$157,025

ADR	American Depositary Receipt
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(h)	Amount rounds to less than one thousand.
(s)	The base cost of this security is in Hong Kong Dollars.
(t)	The base cost of this security is in Japanese Yen.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$26,747
Aggregate gross unrealized depreciation		(233)
Net unrealized appreciation/depreciation		$26,514

Federal income tax cost of investments		$129,810

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 100.8%
Biotechnology — 12.8%
277	Alkermes, Inc. (a)	$3,214
577	Cell Genesys, Inc. (a)	3,350
132	Cephalon, Inc. (a)	5,604
306	Corixa Corp. (a)	1,300
353	Cubist Pharmaceuticals, Inc. (a)	3,535
26	Dendreon Corp. (a)	139
193	Exact Sciences Corp. (a)	560
560	Isis Pharmaceuticals, Inc. (a)	2,050
191	Kosan Biosciences, Inc. (a)	903
552	Medarex, Inc. (a)	4,185
303	Neose Technologies, Inc. (a)	796
207	OraSure Technologies, Inc. (a)	1,720
213	Telik, Inc. (a)	3,035
562	Third Wave Technologies, Inc. (a)	2,115
499	Transgenomic, Inc. (a)	339
285	Vasogen, Inc. (a)	1,275
		34,120
Capital Markets — 4.2%
714	E*Trade Financial Corp. (a)	8,821
68	Greenhill & Co., Inc.	2,423
		11,244
Chemicals — 2.5%
82	Headwaters, Inc. (a)	2,703
158	Symyx Technologies, Inc. (a)	4,014
		6,717
Commerical Banks — 2.9%
16	Bank of the Ozarks, Inc.	509
58	Cascade Bancorp	1,191
38	Glacier Bancorp, Inc.	892
108	Silicon Valley Bancshares (a)	5,165
		7,757
Commerical Services & Supplies — 3.8%
47	American Ecology Corp.	598
179	Knoll, Inc.	3,118
96	Labor Ready, Inc. (a)	1,971
24	Morningstar, Inc. (a)	523
61	Navigant Consulting, Inc. (a)	1,399
30	Strayer Education, Inc.	2,601
		10,210
Communications Equipment — 5.0%
160	Emulex Corp. (a)	3,022
158	Harmonic, Inc. (a)	982
541	Polycom, Inc. (a)	9,249
		13,253
Computers & Peripherals — 5.0%
701	Immersion Corp. (a)	4,108
124	Komag, Inc. (a)	3,569
192	Pinnacle Systems, Inc. (a)	1,135
299	Western Digital Corp. (a)	4,490
		13,302

Consumer Finance — 0.4%
46	United PanAm Financial Corp. (a)	1,100
Diversified Financial Services — 0.6%
110	Encore Capital Group, Inc. (a)	1,696
Electrical Equipment — 0.2%
167	Active Power, Inc. (a)	447
Electronic Equipment & Instruments — 1.8%
21	Cognex Corp.	537
148	Identix, Inc. (a)	815
181	Radisys Corp. (a)	2,920
47	Universal Display Corp. (a)	444
		4,716
Energy Equipment & Services — 0.4%
20	Hydril (a)	1,017
Health Care Equipment & Supplies — 0.9%
22	Advanced Medical Optics, Inc. (a)	838
52	Arthrocare Corp. (a)	1,689
		2,527
Health Care Providers & Services — 3.6%
155	Alliance Imaging, Inc. (a)	1,558
35	Apria Healthcare Group, Inc. (a)	1,087
86	LifePoint Hospitals, Inc. (a)	3,882
116	PainCare Holdings, Inc. (a)	476
221	PSS World Medical, Inc. (a)	2,593
		9,596
Hotels, Restaurants & Leisure — 1.6%
46	Buffalo Wild Wings, Inc. (a)	1,479
51	Red Robin Gourmet Burgers, Inc. (a)	2,777
		4,256
Household Durables — 1.5%
37	Meritage Homes Corp. (a)	2,676
46	WCI Communities, Inc. (a)	1,364
		4,040
Internet & Catalog Retail — 1.2%
63	Blue Nile, Inc. (a)	1,883
52	Provide Commerce, Inc. (a)	1,197
		3,080
Internet Software & Services — 5.9%
239	aQuantive, Inc. (a)	3,683
511	Corillian Corp. (a)	1,642
837	Homestore, Inc. (a)	1,750
169	Jupitermedia Corp. (a)	3,086
198	LivePerson, Inc. (a)	475
175	Marchex, Inc., Class B (a)	2,617
201	Motive, Inc. (a)	1,749
62	Online Resources Corp. (a)	605
		15,607
IT Services — 1.5%
62	Euronet Worldwide, Inc. (a)	1,738
27	iPayment, Inc. (a)	1,011
254	Lionbridge Technologies, Inc. (a)	1,266
		4,015
Leisure Equipment & Products — 1.0%
125	Marvel Enterprises, Inc. (a)	2,667
Media — 0.2%
32	Outdoor Channel Holdings, Inc. (a)	474

Oil, Gas & Consumable Fuels — 1.2%
87	KCS Energy, Inc. (a)	1,228
81	Range Resources Corp.	1,859
		3,087
Pharmaceuticals — 2.4%
146	BioScrip, Inc. (a)	763
433	Guilford Pharmaceuticals, Inc. (a)	1,090
73	Ista Pharmaceuticals, Inc. (a)	574
145	Pain Therapeutics, Inc. (a)	761
17	Par Pharmaceuticals Cos., Inc. (a)	554
57	Salix Pharmaceuticals Ltd. (a)	995
53	Taro Pharmaceuticals Industries Ltd. (a)	1,730
		6,467
Real Estate — 1.1%
117	NorthStar Realty Finance Corp. (REIT)	1,220
14	Redwood Trust, Inc. (REIT)	714
60	Saxon Capital, Inc. (REIT)	1,009
		2,943
Semiconductors & Semiconductor Equipment — 23.8%
380	Altera Corp. (a)	8,428
347	Brooks Automation, Inc. (a)	5,239
22	Cabot Microelectronics Corp. (a)	686
593	Credence Systems Corp. (a)	4,699
78	Cymer, Inc. (a)	2,222
230	FEI Co. (a)	4,791
377	Genesis Microchip, Inc. (a)	6,244
99	Integrated Circuit Systems, Inc. (a)	2,096
999	Lattice Semiconductor Corp. (a)	4,217
68	Leadis Technology, Inc. (a)	465
213	Mykrolis Corp. (a)	2,871
645	Pixelworks, Inc. (a)	5,531
297	PLX Technology, Inc. (a)	2,261
198	Rudolph Technologies, Inc. (a)	2,852
529	Skyworks Solutions, Inc. (a)	3,349
253	STATS ChipPAC Ltd. (ADR) (a)	1,828
32	Trident Microsystems, Inc. (a)	683
1,072	Triquint Semiconductor, Inc. (a)	3,634
200	Ultra Clean Holdings, Inc. (a)	1,321
		63,417
Software — 7.3%
297	Atari, Inc. (a)	733
465	Digimarc Corp. (a)	2,370
38	Epicor Software Corp. (a)	468
165	Jack Henry & Associates, Inc.	2,910
10	Jamdat Mobile, Inc. (a)	293
125	Macrovision Corp. (a)	2,635
254	Mentor Graphics Corp. (a)	2,612
144	Onyx Software Corp. (a)	482
58	Open Solutions, Inc. (a)	1,028
234	Secure Computing Corp. (a)	2,620
253	TradeStation Group, Inc. (a)	1,865
79	Wind River Systems, Inc. (a)	1,288
		19,304
Specialty Retail — 5.1%
77	Build-A-Bear Workshop, Inc. (a)	2,121
89	Christopher & Banks Corp.	1,636
60	Cost Plus, Inc. (a)	1,391
147	HOT Topic, Inc. (a)	3,160
130	Select Comfort Corp. (a)	3,161
105	Too, Inc. (a)	2,083
		13,552

Textiles, Apparel & Luxury Goods — 0.4%
70	Quiksilver, Inc. (a)	1,110

Thrifts & Mortgage Finance — 2.5%
305	Commercial Capital Bancorp, Inc.	5,167
38	Sterling Financial Corp. (a)	1,341
		6,508
	Total Common Stocks (Cost $255,570)	268,229

SHORT-TERM INVESTMENTS — 1.4%
Investment Companies — 1.4%
3,662	JPMorgan Prime Money Market Fund (b) (Cost $3,662)	3,662

Total Investments — 102.2%
(Cost $259,232)		271,891
Other Liabilities in Excess of Assets — (2.2)%		(5,974)
Net Assets — 100.0%		$265,917

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-Income Producing Security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$35,446
Aggregate gross unrealized depreciation		(22,787)
Net unrealized appreciation/depreciation		$12,659

Federal income tax cost of investments		$259,232

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
July 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
July 18, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
July 18, 2005